VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
VIE Disclosures
Trading assets	SFr 111,141	SFr 157,338
Net loans	291,686	291,908
Other assets	41,231	39,637
Assets	755,833	818,965
Maximum exposure to loss	41,587	38,379
Non-consolidated VIE assets	298,708	296,498
Other liabilities	22,644	31,434
Liabilities	711,603	776,024
Collateralized debt or loan obligations
VIE Disclosures
Maximum exposure to loss	774	852
Non-consolidated VIE assets	10,266	8,553
CP Conduit
VIE Disclosures
Maximum exposure to loss	7,625	5,538
Non-consolidated VIE assets	14,948	11,148
Financial intermediation - Securitizations
VIE Disclosures
Maximum exposure to loss	8,036	7,329
Non-consolidated VIE assets	108,942	127,785
Financial intermediation - Funds
VIE Disclosures
Maximum exposure to loss	3,447	3,199
Non-consolidated VIE assets	103,179	89,686
Financial intermediation - Loans
VIE Disclosures
Maximum exposure to loss	13,068	11,235
Non-consolidated VIE assets	36,428	26,186
Financial intermediation - Other
VIE Disclosures
Maximum exposure to loss	8,637	10,226
Non-consolidated VIE assets	24,945	33,140
Non-consolidated VIEs
VIE Disclosures
Trading assets	11,222	14,546
Net loans	15,376	11,357
Other assets	768	468
Assets	27,366	26,371
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	257	250
Net loans	268	357
Other assets	6	2
Assets	531	609
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	1,005	371
Other assets	0	0
Assets	1,005	371
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,526	4,500
Net loans	940	734
Other assets	22	3
Assets	5,488	5,237
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	932	1,113
Net loans	2,403	1,967
Other assets	112	119
Assets	3,447	3,199
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	13	66
Net loans	8,774	6,989
Other assets	0	0
Assets	8,787	7,055
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	5,494	8,617
Net loans	1,986	939
Other assets	628	344
Assets	8,108	9,900
Bank
VIE Disclosures
Trading assets	111,299	157,511
Net loans	300,358	300,341
Other assets	36,715	36,574
Assets	759,214	822,831
Other liabilities	21,309	30,340
Liabilities	711,127	775,772
Bank | Non-consolidated VIEs
VIE Disclosures
Trading assets	11,222	14,546
Net loans	15,376	11,357
Other assets	765	459
Assets	27,363	26,362
Maximum exposure to loss	41,584	38,370
Non-consolidated VIE assets	293,208	287,049
Bank | Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	257	250
Net loans	268	357
Other assets	6	2
Assets	531	609
Maximum exposure to loss	774	852
Non-consolidated VIE assets	10,266	8,553
Bank | Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	1,005	371
Other assets	0	0
Assets	1,005	371
Maximum exposure to loss	7,625	5,538
Non-consolidated VIE assets	14,948	11,148
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,526	4,500
Net loans	940	734
Other assets	22	3
Assets	5,488	5,237
Maximum exposure to loss	8,036	7,329
Non-consolidated VIE assets	108,942	127,785
Bank | Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	932	1,113
Net loans	2,403	1,967
Other assets	109	110
Assets	3,444	3,190
Maximum exposure to loss	3,444	3,190
Non-consolidated VIE assets	102,820	87,618
Bank | Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	13	66
Net loans	8,774	6,989
Other assets	0	0
Assets	8,787	7,055
Maximum exposure to loss	13,068	11,235
Non-consolidated VIE assets	36,428	26,186
Bank | Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	5,494	8,617
Net loans	1,986	939
Other assets	628	344
Assets	8,108	9,900
Maximum exposure to loss	8,637	10,226
Non-consolidated VIE assets	SFr 19,804	SFr 25,759